UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2013

MFS® INTERMEDIATE HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

8/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 124.9%
Aerospace - 3.3%
Bombardier, Inc., 7.5%, 2018 (n)		$405,000	$447,525
Bombardier, Inc., 7.75%, 2020 (n)		135,000	150,694
CPI International, Inc., 8%, 2018		250,000	256,250
Heckler & Koch GmbH, 9.5%, 2018 (n)	EUR	215,000	265,685
Huntington Ingalls Industries, Inc., 7.125%, 2021		$370,000	399,600
Kratos Defense & Security Solutions, Inc., 10%, 2017		555,000	599,400

			$2,119,154
Apparel Manufacturers - 1.5%
Hanesbrands, Inc., 6.375%, 2020		$225,000	$243,000
Jones Group, Inc., 6.875%, 2019		240,000	245,100
PVH Corp., 7.375%, 2020		335,000	361,800
PVH Corp., 4.5%, 2022		145,000	134,306

			$984,206
Asset-Backed & Securitized - 0.5%
Banc of America Commercial Mortgage, Inc., FRN, 6.438%, 2051 (z)		$450,000	$188,640
Citigroup Commercial Mortgage Trust, FRN, 5.884%, 2049		275,000	32,807
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		21,320	21,320
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.196%, 2051		155,000	84,863

			$327,630
Automotive - 4.5%
Accuride Corp., 9.5%, 2018		$385,000	$396,550
Allison Transmission, Inc., 7.125%, 2019 (n)		355,000	373,638
Delphi Corp., 5%, 2023		165,000	167,681
Ford Motor Credit Co. LLC, 8.125%, 2020		100,000	121,585
General Motors Financial Co., Inc., 4.75%, 2017 (n)		75,000	77,344
General Motors Financial Co., Inc., 6.75%, 2018		245,000	272,869
General Motors Financial Co., Inc., 4.25%, 2023 (n)		90,000	81,000
Goodyear Tire & Rubber Co., 8.25%, 2020		45,000	49,613
Goodyear Tire & Rubber Co., 6.5%, 2021		300,000	304,500
Goodyear Tire & Rubber Co., 7%, 2022		85,000	86,806
Jaguar Land Rover PLC, 7.75%, 2018 (n)		150,000	162,375
Jaguar Land Rover PLC, 8.125%, 2021 (n)		345,000	383,381
Jaguar Land Rover PLC, 5.625%, 2023 (n)		150,000	144,375
Lear Corp., 8.125%, 2020		152,000	166,060
Lear Corp., 4.75%, 2023 (n)		65,000	60,775
LKQ Corp., 4.75%, 2023 (n)		35,000	32,200

			$2,880,752
Broadcasting - 6.0%
AMC Networks, Inc., 7.75%, 2021		$311,000	$343,655
Clear Channel Communications, Inc., 9%, 2021		253,000	240,350
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022		45,000	44,663
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022		205,000	205,000
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020		10,000	9,925
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020		185,000	185,463
Hughes Network Systems LLC, 7.625%, 2021		215,000	230,588
IAC/InterActive Corp., 4.75%, 2022		105,000	96,863
Inmarsat Finance PLC, 7.375%, 2017 (n)		165,000	171,600
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)		215,000	214,460

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)	$80,000	$79,800
Intelsat S.A., 8.125%, 2023 (n)	245,000	256,025
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020 (p)(z)	98,295	40,301
Liberty Media Corp., 8.5%, 2029	250,000	267,500
Liberty Media Corp., 8.25%, 2030	10,000	10,550
Netflix, Inc., 5.375%, 2021 (n)	205,000	206,025
Nexstar Broadcasting Group, Inc., 8.875%, 2017	80,000	86,200
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	65,000	65,650
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	125,000	132,188
Sinclair Broadcast Group, Inc., 8.375%, 2018	40,000	43,700
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	235,000	255,563
SIRIUS XM Radio, Inc., 4.25%, 2020 (n)	55,000	50,325
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	35,000	32,463
Univision Communications, Inc., 6.875%, 2019 (n)	280,000	295,400
Univision Communications, Inc., 7.875%, 2020 (n)	150,000	162,563
Univision Communications, Inc., 8.5%, 2021 (n)	135,000	146,138

		$3,872,958
Brokerage & Asset Managers - 0.8%
E*TRADE Financial Corp., 6.375%, 2019	$485,000	$509,250

Building - 3.4%
ABC Supply Co., Inc., 5.625%, 2021 (n)	$45,000	$43,650
Boise Cascade Co., 6.375%, 2020	125,000	129,375
Building Materials Holding Corp., 6.875%, 2018 (n)	240,000	255,000
Building Materials Holding Corp., 7%, 2020 (n)	115,000	122,188
Building Materials Holding Corp., 6.75%, 2021 (n)	100,000	106,000
CEMEX S.A.B. de C.V., 9.25%, 2020	95,000	99,275
Gibraltar Industries, Inc., 6.25%, 2021	80,000	81,200
HD Supply, Inc., 8.125%, 2019	115,000	127,938
HD Supply, Inc., 11.5%, 2020	280,000	331,800
Nortek, Inc., 8.5%, 2021	290,000	313,925
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	157,000	171,915
USG Corp., 6.3%, 2016	304,000	318,440
USG Corp., 7.875%, 2020 (n)	110,000	120,175

		$2,220,881
Business Services - 1.8%
Equinix, Inc., 4.875%, 2020	$135,000	$129,938
Fidelity National Information Services, Inc., 5%, 2022	170,000	174,768
First Data Corp., 10.625%, 2021 (z)	75,000	74,531
iGate Corp., 9%, 2016	319,000	343,723
Iron Mountain, Inc., 8.375%, 2021	187,000	203,363
Iron Mountain, Inc., 6%, 2023	170,000	168,725
NeuStar, Inc., 4.5%, 2023	100,000	91,500

		$1,186,548
Cable TV - 4.9%
CCO Holdings LLC, 8.125%, 2020	$395,000	$428,575
CCO Holdings LLC, 7.375%, 2020	75,000	80,250
CCO Holdings LLC, 6.5%, 2021	350,000	354,375
CCO Holdings LLC, 5.125%, 2023	60,000	53,850
CCO Holdings LLC/CCO Capital Corp., 5.75%, 2024	95,000	88,113
Cequel Communications Holdings, 6.375%, 2020 (n)	145,000	144,638
Cequel Communications Holdings I LLC, 5.125%, 2021 (z)	55,000	50,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
DISH DBS Corp., 7.875%, 2019		$70,000	$78,925
DISH DBS Corp., 6.75%, 2021		175,000	182,438
DISH DBS Corp., 5%, 2023		90,000	83,025
EchoStar Corp., 7.125%, 2016		160,000	174,400
Lynx I Corp., 5.375%, 2021 (n)		200,000	195,000
ONO Finance ll PLC, 10.875%, 2019 (n)		150,000	155,625
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	200,000	276,357
Time Warner Cable, Inc., 4.5%, 2042		$55,000	42,755
UPC Holding B.V., 9.875%, 2018 (n)		200,000	217,000
UPCB Finance III Ltd., 6.625%, 2020 (n)		354,000	369,930
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	135,000	190,636

			$3,166,492
Chemicals - 3.1%
Celanese U.S. Holdings LLC, 6.625%, 2018		$335,000	$357,613
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 2021 (n)		150,000	153,375
Hexion U.S. Finance Corp., 6.625%, 2020 (n)		75,000	74,063
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		245,000	250,513
Huntsman International LLC, 8.625%, 2021		330,000	367,950
INEOS Finance PLC, 8.375%, 2019 (n)		200,000	219,000
INEOS Group Holdings S.A., 6.125%, 2018 (n)		200,000	193,500
NOVA Chemicals Corp., 5.25%, 2023 (n)		145,000	144,630
Polypore International, Inc., 7.5%, 2017		90,000	95,400
Tronox Finance LLC, 6.375%, 2020 (n)		140,000	133,700

			$1,989,744
Computer Software - 1.6%
ACI Worldwide, Inc., 6.375%, 2020 (z)		$70,000	$70,700
Infor U.S., Inc., 11.5%, 2018		215,000	249,400
Syniverse Holdings, Inc., 9.125%, 2019		325,000	349,375
TransUnion Holding Co., Inc., 9.625%, 2018		100,000	108,000
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		150,000	166,875
Verisign, Inc., 4.625%, 2023 (n)		120,000	112,200

			$1,056,550
Computer Software - Systems - 1.1%
Audatex North America, Inc., 6.75%, 2018		$150,000	$159,375
Audatex North America, Inc., 6%, 2021 (n)		180,000	182,250
CDW LLC/CDW Finance Corp., 12.535%, 2017		50,000	52,188
CDW LLC/CDW Finance Corp., 8.5%, 2019		300,000	329,625

			$723,438
Conglomerates - 2.8%
Amsted Industries, Inc., 8.125%, 2018 (n)		$375,000	$395,625
BC Mountain LLC, 7%, 2021 (n)		140,000	143,500
Dynacast International LLC, 9.25%, 2019		200,000	218,000
Griffon Corp., 7.125%, 2018		365,000	387,356
Renaissance Acquisition, 6.875%, 2021 (n)		175,000	171,060
Rexel S.A., 6.125%, 2019 (n)		200,000	204,000
Silver II Borrower, 7.75%, 2020 (n)		300,000	310,500

			$1,830,041
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2021		$45,000	$41,625

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - 1.4%
Elizabeth Arden, Inc., 7.375%, 2021	$280,000	$298,900
Jarden Corp., 7.5%, 2020	295,000	315,650
Libbey Glass, Inc., 6.875%, 2020	72,000	76,950
Prestige Brands, Inc., 8.125%, 2020	79,000	86,900
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)	125,000	129,375
Spectrum Brands Escrow Corp., 6.625%, 2022 (n)	15,000	15,375

		$923,150
Consumer Services - 0.9%
ADT Corp., 4.125%, 2023	$85,000	$73,680
QVC, Inc., 7.375%, 2020 (n)	125,000	135,819
Service Corp. International, 7%, 2017	365,000	400,588

		$610,087
Containers - 3.6%
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)	$200,000	$213,500
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	400,000	425,000
Ball Corp., 5%, 2022	134,000	131,655
Ball Corp., 4%, 2023	15,000	13,388
Berry Plastics Group, Inc., 9.5%, 2018	65,000	70,606
Berry Plastics Group, Inc., 9.75%, 2021	100,000	115,750
Crown Americas LLC, 4.5%, 2023 (n)	115,000	106,088
Greif, Inc., 6.75%, 2017	350,000	383,250
Reynolds Group, 7.125%, 2019	225,000	239,344
Reynolds Group, 9.875%, 2019	100,000	106,250
Reynolds Group, 5.75%, 2020	130,000	128,863
Reynolds Group, 8.25%, 2021	385,000	380,188

		$2,313,882
Defense Electronics - 0.6%
Ducommun, Inc., 9.75%, 2018	$186,000	$205,530
MOOG, Inc., 7.25%, 2018	145,000	150,438

		$355,968
Electrical Equipment - 0.2%
Avaya, Inc., 9.75%, 2015	$120,000	$118,800
Avaya, Inc., 7%, 2019 (n)	45,000	41,175

		$159,975
Electronics - 1.7%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$365,000	$394,200
Nokia Corp., 5.375%, 2019	65,000	61,913
Nokia Corp., 6.625%, 2039	65,000	55,413
NXP B.V., 5.75%, 2023 (n)	245,000	241,325
Sensata Technologies B.V., 6.5%, 2019 (n)	305,000	324,825

		$1,077,676
Energy - Independent - 10.0%
Berry Petroleum Corp., 6.75%, 2020	$40,000	$40,600
BreitBurn Energy Partners LP, 8.625%, 2020	85,000	90,100
BreitBurn Energy Partners LP, 7.875%, 2022	270,000	267,300
Carrizo Oil & Gas, Inc., 8.625%, 2018	160,000	174,000
Carrizo Oil & Gas, Inc., 7.5%, 2020	85,000	89,675
Chaparral Energy, Inc., 7.625%, 2022	125,000	125,313
Chesapeake Energy Corp., 6.875%, 2020	155,000	167,788

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Concho Resources, Inc., 6.5%, 2022	$280,000	$296,800
Concho Resources, Inc., 5.5%, 2023	130,000	126,100
Continental Resources, Inc., 8.25%, 2019	180,000	198,000
Continental Resources, Inc., 7.375%, 2020	65,000	71,338
Continental Resources, Inc., 4.5%, 2023	189,000	185,693
Denbury Resources, Inc., 8.25%, 2020	270,000	297,000
Denbury Resources, Inc., 4.625%, 2023	90,000	80,325
Energy XXI Gulf Coast, Inc., 9.25%, 2017	295,000	328,188
EP Energy LLC, 9.375%, 2020	285,000	313,500
EP Energy LLC, 7.75%, 2022	365,000	390,550
EPL Oil & Gas, Inc., 8.25%, 2018	140,000	147,350
Halcon Resources Corp., 8.875%, 2021	165,000	165,400
Harvest Operations Corp., 6.875%, 2017	345,000	372,600
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	105,000	114,188
Laredo Petroleum, Inc., 9.5%, 2019	170,000	189,125
LINN Energy LLC, 8.625%, 2020	40,000	40,200
LINN Energy LLC, 7.75%, 2021	209,000	202,730
MEG Energy Corp., 6.5%, 2021 (n)	105,000	106,838
QEP Resources, Inc., 6.875%, 2021	410,000	444,850
Range Resources Corp., 8%, 2019	185,000	198,875
Range Resources Corp., 5%, 2022	160,000	156,400
Samson Investment Co., 10.25%, 2020 (n)	320,000	334,400
SandRidge Energy, Inc., 8.125%, 2022	210,000	211,050
SM Energy Co., 6.5%, 2021	250,000	262,500
Whiting Petroleum Corp., 6.5%, 2018	240,000	252,600

		$6,441,376
Engineering - Construction - 0.3%
BakerCorp International, Inc., 8.25%, 2019	$185,000	$184,538

Entertainment - 1.6%
AMC Entertainment, Inc., 8.75%, 2019	$210,000	$225,750
Cedar Fair LP, 9.125%, 2018	115,000	125,925
Cedar Fair LP, 5.25%, 2021 (n)	90,000	85,950
Cinemark USA, Inc., 5.125%, 2022	95,000	88,825
Cinemark USA, Inc., 4.875%, 2023	140,000	128,800
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	72,000	77,990
NAI Entertainment Holdings LLC, 5%, 2018 (n)	90,000	91,125
Six Flags Entertainment Corp., 5.25%, 2021 (n)	250,000	236,250

		$1,060,615
Financial Institutions - 6.8%
Aviation Capital Group, 4.625%, 2018 (n)	$140,000	$139,721
CIT Group, Inc., 5.25%, 2018	225,000	232,313
CIT Group, Inc., 6.625%, 2018 (n)	319,000	344,520
CIT Group, Inc., 5.5%, 2019 (n)	280,000	287,000
CIT Group, Inc., 5%, 2022	325,000	307,125
Credit Acceptance Corp., 9.125%, 2017	225,000	240,188
Icahn Enterprises LP, 7.75%, 2016	40,000	41,450
Icahn Enterprises LP, 8%, 2018	363,000	382,058
Icahn Enterprises LP, 6%, 2020 (n)	90,000	89,550
International Lease Finance Corp., 4.875%, 2015	105,000	107,888
International Lease Finance Corp., 8.625%, 2015	80,000	87,800
International Lease Finance Corp., 7.125%, 2018 (n)	246,000	273,060
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	120,000	125,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
Nationstar Mortgage LLC/Capital Corp., 6.5%, 2018		$75,000	$75,750
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020		480,000	506,400
PHH Corp., 7.375%, 2019		195,000	207,188
PHH Corp., 6.375%, 2021		95,000	93,575
SLM Corp., 8.45%, 2018		125,000	142,500
SLM Corp., 8%, 2020		510,000	554,625
SLM Corp., 7.25%, 2022		145,000	148,263

			$4,386,674
Food & Beverages - 1.3%
ARAMARK Corp., 5.75%, 2020 (n)		$70,000	$71,400
B&G Foods, Inc., 4.625%, 2021		110,000	102,163
Constellation Brands, Inc., 3.75%, 2021		35,000	32,375
Constellation Brands, Inc., 4.25%, 2023		70,000	64,225
Hawk Acquisition Sub, Inc., 4.25%, 2020 (n)		175,000	165,375
Pinnacle Foods Finance LLC, 4.875%, 2021 (n)		95,000	88,350
Sun Merger Sub, Inc., 5.875%, 2021 (n)		105,000	104,730
TreeHouse Foods, Inc., 7.75%, 2018		215,000	227,900

			$856,518
Forest & Paper Products - 1.3%
Boise, Inc., 8%, 2020		$225,000	$241,313
Graphic Packaging Holding Co., 7.875%, 2018		125,000	135,938
Smurfit Kappa Group PLC, 4.875%, 2018 (n)		200,000	200,000
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	120,000	171,695
Tembec Industries, Inc., 11.25%, 2018		$95,000	103,075

			$852,021
Gaming & Lodging - 4.4%
Caesars Entertainment Operating Co., Inc., 8.5%, 2020		$95,000	$90,725
Chester Downs & Marina LLC, 9.25%, 2020 (n)		95,000	94,763
CityCenter Holdings LLC, 10.75%, 2017 (p)		70,000	75,425
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		695,000	434
GWR Operating Partnership LLP, 10.875%, 2017		135,000	150,255
Isle of Capri Casinos, Inc., 8.875%, 2020		205,000	212,175
MGM Resorts International, 11.375%, 2018		405,000	506,250
MGM Resorts International, 6.625%, 2021		90,000	91,350
NCL Corp., 5%, 2018 (n)		75,000	74,063
Peninsula Gaming LLC, 8.375%, 2018 (n)		40,000	43,000
Penn National Gaming, Inc., 8.75%, 2019		317,000	347,115
Pinnacle Entertainment, Inc., 8.75%, 2020		165,000	178,200
PNK Finance Corp., 6.375%, 2021 (n)		130,000	129,675
Ryman Hospitality Properties, Inc., REIT, 5%, 2021 (n)		75,000	69,750
Seven Seas Cruises S. DE R.L., 9.125%, 2019		310,000	336,350
Viking Cruises Ltd., 8.5%, 2022 (n)		135,000	147,488
Wynn Las Vegas LLC, 7.75%, 2020		260,000	290,550

			$2,837,568
Industrial - 1.3%
Dematic S.A., 7.75%, 2020 (n)		$310,000	$320,075
Hyva Global B.V., 8.625%, 2016 (n)		200,000	176,000
Mueller Water Products, Inc., 8.75%, 2020		126,000	137,340
SPL Logistics Escrow LLC, 8.875%, 2020 (n)		175,000	183,750

			$817,165

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - 1.2%
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	$600,000	$777,000

Insurance - Property & Casualty - 1.5%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$330,000	$488,400
XL Group PLC, 6.5% to 2017, FRN to 2049	490,000	474,075

		$962,475
International Market Quasi-Sovereign - 0.2%
Eksportfinans A.S.A., 5.5%, 2016	$60,000	$62,550
Eksportfinans A.S.A., 5.5%, 2017	95,000	98,444

		$160,994
Machinery & Tools - 3.3%
Case New Holland, Inc., 7.875%, 2017	$620,000	$713,000
CNH America LLC, 7.25%, 2016	90,000	98,100
CNH Capital LLC, 3.875%, 2015	45,000	45,900
CNH Capital LLC, 6.25%, 2016	65,000	70,850
CNH Capital LLC, 3.625%, 2018	140,000	137,200
H&E Equipment Services Co., 7%, 2022	230,000	244,375
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)	280,000	312,200
RSC Equipment Rental, Inc., 8.25%, 2021	240,000	265,200
United Rentals North America, Inc., 5.75%, 2018	115,000	122,763
United Rentals North America, Inc., 7.625%, 2022	117,000	125,775

		$2,135,363
Major Banks - 1.6%
Bank of America Corp., FRN, 5.2%, 2049	$195,000	$173,060
Barclays Bank PLC, 7.625%, 2022	400,000	390,500
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	365,000	355,875
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	100,000	97,750

		$1,017,185
Medical & Health Technology & Services - 6.5%
AmSurg Corp., 5.625%, 2020	$150,000	$151,500
Davita, Inc., 6.375%, 2018	505,000	530,250
Davita, Inc., 6.625%, 2020	190,000	201,400
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	165,000	183,769
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	170,000	175,100
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)	145,000	147,538
HCA, Inc., 8.5%, 2019	525,000	567,000
HCA, Inc., 7.5%, 2022	380,000	413,250
HCA, Inc., 5.875%, 2022	170,000	175,525
HealthSouth Corp., 8.125%, 2020	425,000	465,375
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	220,000	230,450
Kinetic Concepts, Inc., 12.5%, 2019	90,000	93,713
Tenet Healthcare Corp., 9.25%, 2015	140,000	153,300
Tenet Healthcare Corp., 8%, 2020	185,000	192,169
Tenet Healthcare Corp., 4.5%, 2021 (n)	165,000	151,800
Universal Health Services, Inc., 7%, 2018	130,000	136,663
Universal Health Services, Inc., 7.625%, 2020	245,000	254,800

		$4,223,602
Medical Equipment - 0.9%
Biomet, Inc., 6.5%, 2020	$160,000	$164,000
Physio-Control International, Inc., 9.875%, 2019 (n)	128,000	141,440

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical Equipment - continued
Teleflex, Inc., 6.875%, 2019	$275,000	$288,750

		$594,190
Metals & Mining - 3.7%
ArcelorMittal S.A., 6.75%, 2022	$60,000	$61,050
ArcelorMittal S.A., 7.25%, 2041	145,000	130,138
Arch Coal, Inc., 7.25%, 2020	135,000	103,950
Boart Longyear Ltd., 7%, 2021 (n)	40,000	32,400
Century Aluminum Co., 7.5%, 2021 (n)	170,000	159,375
Commercial Metals Co., 4.875%, 2023	85,000	76,925
Consol Energy, Inc., 8%, 2017	170,000	179,350
Consol Energy, Inc., 8.25%, 2020	150,000	159,000
First Quantum Minerals Ltd., 7.25%, 2019 (n)	200,000	190,000
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	180,000	192,150
Peabody Energy Corp., 7.375%, 2016	350,000	391,125
Peabody Energy Corp., 6%, 2018	110,000	109,450
Peabody Energy Corp., 6.25%, 2021	110,000	106,150
Plains Exploration & Production Co., 6.125%, 2019	220,000	232,179
Plains Exploration & Production Co., 6.5%, 2020	90,000	95,808
Southern Copper Corp., 5.25%, 2042	70,000	53,961
Walter Energy, Inc., 8.5%, 2021 (n)	195,000	153,075

		$2,426,086
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$90,000	$81,068

Natural Gas - Distribution - 0.9%
AmeriGas Finance LLC, 6.75%, 2020	$310,000	$328,600
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	230,000	230,000

		$558,600
Natural Gas - Pipeline - 4.6%
Access Midstream Partners Co., 5.875%, 2021	$75,000	$77,063
Access Midstream Partners Co., 4.875%, 2023	170,000	158,100
Atlas Pipeline Partners LP, 4.75%, 2021 (n)	70,000	62,300
Atlas Pipeline Partners LP, 5.875%, 2023 (n)	135,000	126,563
Colorado Interstate Gas Co., 6.8%, 2015	91,000	101,953
Crosstex Energy, Inc., 8.875%, 2018	270,000	286,875
El Paso Corp., 7%, 2017	175,000	194,990
El Paso Corp., 7.75%, 2032	455,000	477,593
Energy Transfer Equity LP, 7.5%, 2020	290,000	316,100
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	67,000	74,370
Inergy Midstream LP, 6%, 2020 (n)	235,000	232,063
MarkWest Energy Partners LP, 5.5%, 2023	170,000	167,025
MarkWest Energy Partners LP, 4.5%, 2023	135,000	122,850
Sabine Pass Liquefaction, 5.625%, 2021 (n)	100,000	95,500
Sabine Pass Liquefaction, 5.625%, 2023 (n)	350,000	324,625
Summit Midstream Holdings LLC, 7.5%, 2021 (n)	130,000	131,950

		$2,949,920
Network & Telecom - 1.4%
Centurylink, Inc., 6.45%, 2021	$40,000	$39,800
Centurylink, Inc., 7.65%, 2042	175,000	157,500
Citizens Communications Co., 9%, 2031	160,000	155,200
Frontier Communications Corp., 8.125%, 2018	95,000	104,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Network & Telecom - continued
Qwest Corp., 7.5%, 2014		$1,000	$1,061
TW Telecom Holdings, Inc., 5.375%, 2022 (z)		70,000	66,675
TW Telecom Holdings, Inc., 5.375%, 2022		120,000	114,300
Windstream Corp., 8.125%, 2018		45,000	48,263
Windstream Corp., 7.75%, 2020		135,000	138,038
Windstream Corp., 7.75%, 2021		55,000	56,238

			$881,575
Oil Services - 2.4%
Bristow Group, Inc., 6.25%, 2022		$285,000	$292,125
Chesapeake Oilfield Operating LLC, 6.625%, 2019		85,000	85,425
Dresser-Rand Group, Inc., 6.5%, 2021		80,000	85,000
Edgen Murray Corp., 8.75%, 2020 (n)		330,000	330,000
Pacific Drilling S.A., 5.375%, 2020 (n)		150,000	144,750
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)		330,000	339,900
Unit Corp., 6.625%, 2021		300,000	306,000

			$1,583,200
Other Banks & Diversified Financials - 2.7%
Ally Financial, Inc., 5.5%, 2017		$595,000	$627,207
Ally Financial, Inc., 6.25%, 2017		95,000	101,867
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		225,000	280,125
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		410,000	433,575
UBS AG, 7.625%, 2022		250,000	274,374

			$1,717,148
Pharmaceuticals - 1.2%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	200,000	$292,085
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		$250,000	262,500
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		105,000	111,300
Vantage Point Imaging, 7.5%, 2021 (n)		125,000	133,750

			$799,635
Pollution Control - 0.2%
Heckmann Corp., 9.875%, 2018		$150,000	$148,500

Precious Metals & Minerals - 0.7%
Eldorado Gold Corp., 6.125%, 2020 (n)		$175,000	$167,125
IAMGOLD Corp., 6.75%, 2020 (n)		354,000	306,210

			$473,335
Printing & Publishing - 0.9%
American Media, Inc., 13.5%, 2018 (z)		$28,207	$28,842
Gannett Co., Inc., 5.125%, 2020 (n)		110,000	108,900
Lamar Media Corp., 5%, 2023		95,000	88,113
Nielsen Finance LLC, 7.75%, 2018		165,000	179,438
Nielsen Finance LLC, 4.5%, 2020		210,000	199,500

			$604,793
Railroad & Shipping - 0.3%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$16,000	$18,080
Watco Cos. LLC, 6.375%, 2023 (n)		145,000	143,188

			$161,268

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - 1.8%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	$135,000	$136,856
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	350,000	369,250
ERP Properties, REIT, 7.75%, 2020	200,000	225,421
ERP Properties, REIT, 5.75%, 2022	50,000	50,174
Felcor Lodging LP, REIT, 5.625%, 2023	35,000	32,550
MPT Operating Partnership LP, REIT, 6.875%, 2021	150,000	157,875
MPT Operating Partnership LP, REIT, 6.375%, 2022	165,000	167,888

		$1,140,014
Retailers - 3.3%
Academy Ltd., 9.25%, 2019 (n)	$95,000	$105,688
Burlington Coat Factory Warehouse Corp., 10%, 2019	210,000	234,150
CST Brands, Inc., 5%, 2023 (n)	60,000	57,000
J. Crew Group, Inc., 8.125%, 2019	190,000	199,975
Jo-Ann Stores Holdings, Inc., 9.75%, 2019 (n)(p)	90,000	92,700
Limited Brands, Inc., 6.9%, 2017	125,000	140,000
Limited Brands, Inc., 7%, 2020	50,000	54,875
Limited Brands, Inc., 6.95%, 2033	175,000	172,375
Pantry, Inc., 8.375%, 2020	100,000	106,000
Rite Aid Corp., 9.25%, 2020	310,000	350,688
Sally Beauty Holdings, Inc., 6.875%, 2019	135,000	147,150
Toys “R” Us Property Co. II LLC, 8.5%, 2017	330,000	347,325
William Carter Co., 5.25%, 2021 (z)	45,000	45,225
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	90,000	92,476

		$2,145,627
Specialty Chemicals - 0.3%
Chemtura Corp., 5.75%, 2021	$55,000	$54,313
Koppers, Inc., 7.875%, 2019	105,000	112,875

		$167,188
Specialty Stores - 0.3%
Michaels Stores, Inc., 11.375%, 2016	$81,000	$83,735
Michaels Stores, Inc., 7.75%, 2018	105,000	113,006

		$196,741
Telecommunications - Wireless - 5.9%
Clearwire Corp., 12%, 2015 (n)	$235,000	$247,925
Cricket Communications, Inc., 7.75%, 2020	130,000	147,713
Crown Castle International Corp., 7.125%, 2019	345,000	370,875
Crown Castle International Corp., 5.25%, 2023	90,000	85,050
Digicel Group Ltd., 8.25%, 2017 (n)	235,000	244,400
Digicel Group Ltd., 10.5%, 2018 (n)	100,000	107,750
Eileme 2 AB, 11.625%, 2020 (n)	200,000	232,000
MetroPCS Wireless, Inc., 7.875%, 2018	205,000	221,913
MetroPCS Wireless, Inc., 6.25%, 2021 (n)	200,000	199,500
Sprint Capital Corp., 6.875%, 2028	185,000	166,963
Sprint Nextel Corp., 6%, 2016	260,000	275,600
Sprint Nextel Corp., 8.375%, 2017	390,000	437,775
Sprint Nextel Corp., 9%, 2018 (n)	100,000	116,750
Sprint Nextel Corp., 6%, 2022	205,000	191,675
T-Mobile USA, Inc., 5.25%, 2018 (z)	100,000	101,000
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	250,000	261,250
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	410,000	418,200

		$3,826,339

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telephone Services - 0.6%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$100,000	$109,500
Level 3 Financing, Inc., 9.375%, 2019	155,000	170,113
Level 3 Financing, Inc., 8.625%, 2020	80,000	85,600

		$365,213
Transportation - Services - 3.4%
Aguila American Resources Ltd., 7.875%, 2018 (n)	$300,000	$314,250
Avis Budget Car Rental LLC, 8.25%, 2019	130,000	141,375
Avis Budget Car Rental LLC, 9.75%, 2020	95,000	109,013
CEVA Group PLC, 8.375%, 2017 (n)	365,000	364,088
Navios Maritime Acquisition Corp., 8.625%, 2017	345,000	358,800
Navios Maritime Holdings, Inc., 8.875%, 2017	70,000	72,888
Navios South American Logistics, Inc., 9.25%, 2019	217,000	234,360
Swift Services Holdings, Inc., 10%, 2018	485,000	535,925
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (n)	90,000	96,075

		$2,226,774
Utilities - Electric Power - 4.1%
AES Corp., 8%, 2017	$29,000	$33,350
AES Corp., 7.375%, 2021	195,000	212,550
AES Corp., 4.875%, 2023	15,000	13,763
Calpine Corp., 7.875%, 2020 (n)	194,000	209,520
Covanta Holding Corp., 7.25%, 2020	220,000	235,047
Covanta Holding Corp., 6.375%, 2022	70,000	71,029
EDP Finance B.V., 6%, 2018 (n)	215,000	223,331
Energy Future Holdings Corp., 10%, 2020	643,000	677,561
Energy Future Holdings Corp., 10%, 2020 (n)	200,000	210,250
Energy Future Holdings Corp., 12.25%, 2022 (n)	160,000	178,000
InterGen N.V., 7%, 2023 (n)	200,000	197,250
NRG Energy, Inc., 8.25%, 2020	280,000	307,300
NRG Energy, Inc., 6.625%, 2023	30,000	29,775
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	125,000	87,031

		$2,685,757
Utilities - Gas - 0.1%
Suburban Propane Partners LP, 7.5%, 2018	$35,000	$37,538
Total Bonds		$80,833,610

Floating Rate Loans (g)(r) - 2.1%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2020	$97,795	$97,620

Building - 0.1%
ABC Supply Co., Inc., Term Loan, 3.5%, 2020	$39,225	$38,974

Conglomerates - 0.1%
Silver II U.S. Holdings LLC, Term Loan, 4%, 2019	$96,218	$95,542

Consumer Services - 0.1%
Realogy Corp., Term Loan, 4.5%, 2020	$63,777	$64,096

Energy - Independent - 0.2%
MEG Energy Corp., Term Loan, 3.75%, 2020	$120,573	$120,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 2020	$82,711	$82,855

Food & Beverages - 0.2%
Aramark Corp., Term Loan D, 4%, 2019	$98,080	$98,631
H.J. Heinz Co., Term Loan B2, 3.5%, 2020	59,404	59,701

		$158,332
Retailers - 0.4%
Rite Aid Corp., Term Loan, 4.87%, 2021	$79,361	$79,758
Toys “R” Us Property Co., Term Loan B, 2019 (o)	156,073	153,888

		$233,646
Transportation - Services - 0.5%
Commercial Barge Line Co., Term Loan, 7.5%, 2019	$309,434	$294,736

Utilities - Electric Power - 0.3%
Calpine Construction Finance Co., Term Loan B1, 3%, 2020	$204,338	$201,556
Total Floating Rate Loans		$1,388,157

Convertible Bonds - 0.2%
Network & Telecom - 0.2%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$135,000	$131,709

Preferred Stocks - 0.4%
Other Banks & Diversified Financials - 0.4%
Ally Financial, Inc., 7% (z)	100	$93,569
GMAC Capital Trust I, 8.125%	5,675	150,444
Total Preferred Stocks		$244,013

Convertible Preferred Stocks - 0.2%
Automotive - 0.2%
General Motors Co., 4.75%	2,300	$111,918

Common Stocks - 0.1%
Automotive - 0.0%
Accuride Corp. (a)	4,099	$21,479

Printing & Publishing - 0.1%
American Media Operations, Inc.	7,229	$37,663
Total Common Stocks		$59,142
Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.0%
iShares Russell 2000 Index - September 2013 @ $106	154	$3,080
Issuer	Shares/Par
Money Market Funds - 2.9%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,879,342	$1,879,342
Total Investments		$84,650,971

Other Assets, Less Liabilities - (30.8)%		(19,918,914)
Net Assets - 100.0%		$64,732,057

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $26,601,395 representing 41.1% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACI Worldwide, Inc., 6.375%, 2020	8/15/13	$70,000	$70,700
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	93,750	93,569
American Media, Inc., 13.5%, 2018	12/22/10	28,542	28,842
Banc of America Commercial Mortgage, Inc., FRN, 6.438%, 2051	6/19/08	330,779	188,640
Cequel Communications Holdings I LLC, 5.125%, 2021	8/08/13	52,264	50,600
First Data Corp., 10.625%, 2021	8/07/13	75,933	74,531
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	20,730	21,320
LBI Media, Inc., 13.5%, 2020	12/26/12-5/15/13	49,915	40,301
T-Mobile USA, Inc., 5.25%, 2018	8/14/13	100,000	101,000
TW Telecom Holdings, Inc., 5.375%, 2022	8/12/13	67,379	66,675
William Carter Co., 5.25%, 2021	8/07/13-8/08/13	45,373	45,225
Total Restricted Securities			$781,403
% of Net assets			1.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 8/31/13

Forward Foreign Currency Exchange Contracts at 8/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Goldman Sachs International	934,388	10/18/13	$1,198,588	$1,235,123	$(36,535)

Portfolio of Investments (unaudited) – continued

Swap Agreements at 8/31/13

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/17	USD	690,000	Goldman Sachs International (a)	5.0% (fixed rate)	(1)	$43,781

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in CDX. NA. HY. 19 Index, B+ rated credit default index. The fund entered into the contract to manage market/sector exposure.

(a)	Net unamortized premiums paid by the fund amounted to $26,648.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of August 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$286,921	$93,569	$37,663	$418,153
Non-U.S. Sovereign Debt	—	160,994	—	160,994
Municipal Bonds	—	81,068	—	81,068
U.S. Corporate Bonds	—	66,218,777	—	66,218,777
Commercial Mortgage-Backed Securities	—	306,310	—	306,310
Asset-Backed Securities (including CDOs)	—	21,320	—	21,320
Foreign Bonds	—	14,176,850	—	14,176,850
Floating Rate Loans	—	1,388,157	—	1,388,157
Mutual Funds	1,879,342	—	—	1,879,342
Total Investments	$2,166,263	$82,447,045	$37,663	$84,650,971

Other Financial Instruments
Swap Agreements	$—	$43,781	$—	$43,781
Forward Foreign Currency Exchange Contracts	—	(36,535)	—	(36,535)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/12	$34,338
Change in unrealized appreciation (depreciation)	3,325
Balance as of 8/31/13	$37,663

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at August 31, 2013 is $3,325.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$83,999,264
Gross unrealized appreciation	2,858,260
Gross unrealized depreciation	(2,206,553)
Net unrealized appreciation (depreciation)	$651,707

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

	Beginning	Acquisitions	Dispositions	Ending
Underlying Affiliated Fund	Shares/Par Amount	Shares/Par Amount	Shares/Par Amount	Shares/Par Amount
MFS Institutional Money Market Portfolio	1,922,693	17,207,750	(17,251,101)	1,879,342

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,480	$1,879,342

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: October 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: October 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2013

*	Print name and title of each signing officer under his or her signature.